RELATED-PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes to Financial Statements
RELATED-PARTY TRANSACTIONS

Aviation Expense

Periodically the Company may charter general aviation aircraft from TAG Aviation LLC (“TAG”), a company owned by Mr. Jarrett Gorlin. The Company believes that such aircraft charter is on terms no less favorable then it would receive from a third party. No general aviation expenses were paid to TAG for the three months ended March 31, 2016, and March 31, 2015.

Operating Lease

As described in Note 6, the Company pays TAG Aviation LLC, (“TAG”), a company owned by Mr. Gorlin, for month to month rental of office space at Dekalb-Peachtree Airport in Atlanta Georgia plus cost of utilities. Rent payments under this arrangement are $1,800 per month.

Rent expense and utilities cost paid to TAG Aviation amounted to approximately $7,500 and $7,900 for the three months ended March 31, 2016 and 2015, respectively.

Consulting Expense

On December 2, 2013, the Company engaged a founding stockholder who owns 375,000 shares of its common stock to provide the Company with business development advisory services. Fees under this arrangement included a $45,000 up-front payment that was non-refundable and $10,000 per month for each month of services provided to the Company under this arrangement. On January 1, 2015, this consulting agreement was modified to increase the monthly compensation to $35,000 through December 2015. Effective January 1, 2016, the fee was modified again to $5,000 per month through June 2016. Either party can cancel this agreement upon 30 days’ written notice. The Company paid $15,000 and $105,000, respectively, for the three months ended March 31, 2016 and 2015, under this new arrangement.

Convertible Debt

As more fully described in Note 7, on November 9, 2015, the Company issued a convertible promissory note to Steve Gorlin, a related party, for the principal amount of up to $2,000,000.

Aviation Expense

Periodically the Company may charter general aviation aircraft from TAG Aviation LLC (“TAG”), a company owned by Jarrett Gorlin. The total amount of general aviation expense paid to TAG amounted to approximately $25,500 and $33,000 during the years ended December 31, 2015 and 2014, respectively.

Operating Lease

As described in Note 7, the Company pay TAG Aviation, a company owned by Jarrett Gorlin, for month to month rental of office space at Dekalb-Peachtree Airport in Atlanta Georgia plus cost of utilities. Payments under this arrangement are $1,800 per month. Rent expense and utilities cost paid to TAG Aviation amounted to approximately $28,400 and $29,000 for the years ended December 31, 2015 and 2014, respectively.

Consulting Expense

On December 2, 2013, the Company engaged Lifeline Industries Inc., a founding stockholder who owns 375,000 shares of its common stock, to provide the Company with business development advisory services. Fees under this arrangement include a $45,000 up-front payment that is non-refundable and $10,000 per month for each month of services provided to the Company under this arrangement. Effective January 1, 2015, this fee was increased to $35,000 per month. This arrangement is cancelable by either party upon 30 days’ notice. The Company paid $420,000 and $120,000 of fees for the years ended December 31, 2015 and 2014, respectively, under this arrangement.

Convertible Debt

As more fully described in Note 8, on November 9, 2015, the Company issued a convertible promissory note to Steve Gorlin, a related party, for the principal amount of up to $2,000,000.